Nature of Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Personnel costs	$ 10,184	$ 8,995	$ 9,009
Depreciation	737	734	646
Professional fees	6,706	7,762	1,678
Public company expenses	2,701	4,025	1,108
Travel expenses	130	79	9
Offices & facilities expenses	1,266	1,142	845
Royalties to third parties	28	47	152
Board fees	366	394	314
Other expenses	892	130	154
Total general and administrative expenses	$ 23,010	$ 23,308	$ 13,915